Provisions - additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [Table]
Balance at the beginning of period	$ 3,322
Increase in provisions recognized in the income statement	690
Release of provisions recognized in the income statement	(118)
Provisions used in conformity with designated purpose	(745)
Capitalized reinstatement costs	1
Foreign currency translation / unwind of discount	(108)
Balance at the end of period	3,042
Litigation, regulatory and similar matters
Provisions [Table]
Balance at the beginning of period	2,798
Increase in provisions recognized in the income statement	406
Release of provisions recognized in the income statement	(58)
Provisions used in conformity with designated purpose	(470)
Capitalized reinstatement costs	0
Reclassifications	0
Foreign currency translation / unwind of discount	(91)
Balance at the end of period	2,586
Restructuring
Provisions [Table]
Balance at the beginning of period	172
Increase in provisions recognized in the income statement	231
Release of provisions recognized in the income statement	(25)
Provisions used in conformity with designated purpose	(243)
Capitalized reinstatement costs	0
Foreign currency translation / unwind of discount	(5)
Balance at the end of period	130
Personnel-related restructuring provisions	102	$ 125
Provisions for onerous restructuring contracts	28	47
Other
Provisions [Table]
Balance at the beginning of period	352
Increase in provisions recognized in the income statement	53
Release of provisions recognized in the income statement	(36)
Provisions used in conformity with designated purpose	(32)
Capitalized reinstatement costs	1
Foreign currency translation / unwind of discount	(12)
Balance at the end of period	326
UBS AG
Provisions [Table]
Balance at the beginning of period	3,256
Increase in provisions recognized in the income statement	629
Release of provisions recognized in the income statement	(109)
Provisions used in conformity with designated purpose	(689)
Capitalized reinstatement costs	1
Foreign currency translation / unwind of discount	(106)
Balance at the end of period	2,982
UBS AG | Litigation, regulatory and similar matters
Provisions [Table]
Balance at the beginning of period	2,798
Increase in provisions recognized in the income statement	406
Release of provisions recognized in the income statement	(57)
Provisions used in conformity with designated purpose	(470)
Capitalized reinstatement costs	0
Foreign currency translation / unwind of discount	(90)
Balance at the end of period	2,586
UBS AG | Restructuring
Provisions [Table]
Balance at the beginning of period	137
Increase in provisions recognized in the income statement	174
Release of provisions recognized in the income statement	(19)
Provisions used in conformity with designated purpose	(189)
Capitalized reinstatement costs	0
Foreign currency translation / unwind of discount	(5)
Balance at the end of period	98
Personnel-related restructuring provisions	70	90
Provisions for onerous restructuring contracts	28	$ 47
UBS AG | Other
Provisions [Table]
Balance at the beginning of period	321
Increase in provisions recognized in the income statement	49
Release of provisions recognized in the income statement	(32)
Provisions used in conformity with designated purpose	(31)
Capitalized reinstatement costs	1
Foreign currency translation / unwind of discount	(11)
Balance at the end of period	$ 297